Cover	Oct. 27, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity File Number	000-30421
Entity Registrant Name	HANMI FINANCIAL CORPORATION
Entity Central Index Key	0001109242
Entity Tax Identification Number	95-4788120
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	900 Wilshire Boulevard, Suite 1250
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90017
City Area Code	213
Local Phone Number	382-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	HAFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false